INVESTMENT IN BIG RIDGE GOLD CORP.	12 Months Ended
Dec. 31, 2024
INVESTMENT IN BIG RIDGE GOLD CORP.
INVESTMENT IN BIG RIDGE GOLD CORP.

9. INVESTMENT IN BIG RIDGE GOLD CORP.

On September 13, 2022, Big Ridge completed Stage 1 of the earn-in requirements necessary to satisfy the earn-in threshold set out in the Hope Brook earn-in agreement. Big Ridge issued a total of 15.0 million common shares to the Company with an aggregate fair value of $2,175,000, resulting in an increase in the Company’s common share ownership interest in Big Ridge from 10.8% to 19.5% as of December 31, 2022. In Q3 2023, the Company’s ownership percentage was diluted to 14.1% due to the completion of Big Ridge acquiring Gold Island Inc. through the issuance of shares.

In addition to its share ownership interest, the Company considered various qualitative factors including representation rights on Big Ridge’s board of directors in arriving at the determination that significant influence existed, and therefore the Company applied the equity method of accounting until the Company’s disposition of its interest in Big Ridge.

On March 21, 2024, the Company amended the existing earn-in agreement with Big Ridge. Subsequently, Big Ridge completed Stage 2 of the earn-in requirement and issued a total of 10.0 million common shares to the Company with an aggregate fair value of $800,000, increasing the Company’s common share ownership interest in Big Ridge to 18.4% from 14.1% (see Note 6(c)). During the year ended December 31, 2024, the Company completed the sale of 36,500,000 Big Ridge shares for $1,749,845 ($1,825,000 net of transaction costs of $75,155), resulting in a net realized loss of $526,028 (negative $385,027 plus equity pickups of negative $141,001) based on the original cost at initial recognition. The Company no longer holds an equity interest in Big Ridge.

	December 31, 2024	December 31, 2023
Balance, beginning of period	$1,406	$2,119
Equity (loss)	(526)	(149)
Completion of Stage 2 Earn-in	800	-
Dilution losses on Investment	-	(564)
Disposal of investment	(1,680)
Balance, end of period	$-	$1,406

The equity accounting for Big Ridge is based on its audited results, which are publicly available information for the year ended June 30, 2023, along with an estimate result for the period from July 1, 2023 to March 28, 2024, when the amended agreement was signed.